SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION
Schedule of reconciliation of the beginning and ending balance of stock options outstanding

		Weighted-
	Number of Stock	Average Exercise
	Options	Price
Balance as of December 31, 2021	2,087,784	$2.78
Exercised	(227,116)	$2.30
Forfeited	(407,781)	$2.82
Balance as of December 31, 2022	1,452,887	$2.84
Forfeited	(17,093)	$2.77
Balance as of December 31, 2023	1,435,794	$2.84

Summary of the stock options that remain outstanding

	Exercise		Stock Options
Security Issuable	Price	Expiration Date	Outstanding
Equity Shares	$2.26	October 2024	623,415
Equity Shares	$3.08	April 2025	115,917
Equity Shares	$3.08	January 2026	587,767
Equity Shares	$4.60	October 2026	108,695
			1,435,794

Reconciliation of the beginning and ending balance of restricted stock units outstanding

Number of
Restricted
Stock Units
Balance as of December 31, 2021	3,230,948
Granted	1,968,837
Converted	(2,162,265)
Forfeited	(1,036,986)
Balance as of December 31, 2022	2,000,534
Granted	1,769,703
Converted	(1,149,163)
Forfeited	(87,499)
Balance as of December 31, 2023	2,533,575

Reconciliation of the beginning and ending balance of SARs units outstanding

Number of
Stock
Appreciation
Rights Units
Balance as of December 31, 2021	159,736
Forfeited	(59,875)
Balance as of December 31, 2022	99,861
Granted	60,000
Forfeited	(23,945)
Balance as of December 31, 2023	135,916

Reconciliation of the beginning and ending balance of warrants outstanding

		Weighted-
	Number of	Average Exercise
	Warrants	Price
Balance as of December 31, 2021	35,418,078	$11.29
Granted	11,114,937	$5.10
Cancelled	(2,274,133)	$10.43
Balance as of December 31, 2022	44,258,882	$9.80
Granted	3,060,000	$5.98
Balance as of December 31, 2023	47,318,882	$9.56

Summary of warrants that remain outstanding

			Warrants	Warrants
Security Issuable	Exercise Price	Expiration Date	Outstanding	Exercisable
Equity Shares	$11.50	June 2026	30,664,500	30,664,500
Equity Shares	$10.00	June 2024	2,654,445	2,654,445
Equity Shares	$5.00	August 2027	10,999,937	10,999,937
Equity Shares	$6.00	August 2028	3,000,000	3,000,000
			47,318,882	47,318,882

Schedule of the assumptions to determine the fair value of warrants options granted with a fixed exercise price and fair valued using level 3 inputs

	2023	2022
Weighted-Average Risk-Free Annual Interest Rate	0.07%	3.42%
Weighted-Average Expected Annual Dividend Yield	0.0%	0.0%
Weighted-Average Expected Stock Price Volatility	2.07%	103.7%
Weighted-Average Expected Life in Years	0.10	5.00
Weighted-Average Estimated Forfeiture Rate	0.0%	0.0%